DERIVATIVES ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVES ACTIVITIES
Derivative Notionals

	Hedging instruments under
	ASC 815 (SFAS 133)		(1)(2)			Other derivative instruments
				Trading derivatives		Management hedges		(3)
	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,
In millions of dollars	2012	2011		2012	2011	2012	2011
Interest rate contracts
Swaps	$114,296	$163,079		$30,050,856	$28,069,960	$99,434	$119,344
Futures and forwards	—	—		4,823,370	3,549,642	45,856	43,965
Written options	—	—		3,752,905	3,871,700	22,992	16,786
Purchased options	—	—		3,542,048	3,888,415	7,890	7,338
Total interest rate contract notionals	$114,296	$163,079		$42,169,179	$39,379,717	$176,172	$187,433
Foreign exchange contracts
Swaps	$22,207	$27,575		$1,393,368	$1,182,363	$16,900	$22,458
Futures and forwards	70,484	55,211		3,484,193	3,191,687	33,768	31,095
Written options	96	4,292		781,698	591,818	989	190
Purchased options	456	39,163		778,438	583,891	2,106	53
Total foreign exchange contract notionals	$93,243	$126,241		$6,437,697	$5,549,759	$53,763	$53,796
Equity contracts
Swaps	$—	$—		$96,039	$86,978	$—	$—
Futures and forwards	—	—		16,171	12,882	—	—
Written options	—	—		320,243	552,333	—	—
Purchased options	—	—		281,236	509,322	—	—
Total equity contract notionals	$—	$—		$713,689	$1,161,515	$—	$—
Commodity and other contracts
Swaps	$—	$—		$27,323	$23,403	$—	$—
Futures and forwards	—	—		75,897	73,090	—	—
Written options	—	—		86,418	90,650	—	—
Purchased options	—	—		89,284	99,234	—	—
Total commodity and other contract notionals	$—	$—		$278,922	$286,377	$—	$—
Credit derivatives (4)
Protection sold	$—	$—		$1,346,494	$1,394,528	$—	$—
Protection purchased	354	4,253		1,412,194	1,486,723	21,741	21,914
Total credit derivatives	$354	$4,253		$2,758,688	$2,881,251	$21,741	$21,914
Total derivative notionals	$207,893	$293,573		$52,358,175	$49,258,619	$251,676	$263,143

(1)	The notional amounts presented in this table do not include hedge accounting relationships under ASC 815 (SFAS 133) where Citigroup is hedging the foreign currency risk of a net investment in a foreign operation by issuing a foreign-currency-denominated debt instrument. The notional amount of such debt is $4,888 million and $7,060 million at December 31, 2012 and December 31, 2011, respectively.
(2)	Derivatives in hedge accounting relationships accounted for under ASC 815 (SFAS 133) are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.
(3)	Management hedges represent derivative instruments used in certain economic hedging relationships that are identified for management purposes, but for which hedge accounting is not applied. These derivatives are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities on the Consolidated Balance Sheet.
(4)	Credit derivatives are arrangements designed to allow one party (protection buyer) to transfer the credit risk of a “reference asset” to another party (protection seller). These arrangements allow a protection seller to assume the credit risk associated with the reference asset without directly purchasing that asset. The Company has entered into credit derivative positions for purposes such as risk management, yield enhancement, reduction of credit concentrations and diversification of overall risk.

Derivative Mark-to-Market (MTM) Receivables/Payables

	Derivatives classified in trading account assets/liabilities (1)(2)		Derivatives classified in other assets/liabilities (2)
In millions of dollars at December 31, 2012	Assets	Liabilities	Assets	Liabilities
Derivative instruments designated as ASC 815 (SFAS 133) hedges
Interest rate contracts	$7,795	$2,263	$4,574	$1,178
Foreign exchange contracts	341	1,350	978	525
Credit derivatives	—	—	—	16
Total derivative instruments designated as ASC 815 (SFAS 133) hedges	$8,136	$3,613	$5,552	$1,719
Other derivative instruments
Interest rate contracts	$895,726	$890,405	$449	$29
Foreign exchange contracts	76,291	80,771	200	112
Equity contracts	18,293	31,867	—	—
Commodity and other contracts	10,907	12,142	—	—
Credit derivatives (3)	54,275	52,300	102	392
Total other derivative instruments	$1,055,492	$1,067,485	$751	$533
Total derivatives	$1,063,628	$1,071,098	$6,303	$2,252
Cash collateral paid/received (4)(5)	5,597	7,923	214	658
Less: Netting agreements and market value adjustments (6)	(975,695)	(971,715)	—	—
Less: Net cash collateral received/paid (7)	(38,910)	(55,555)	(4,660)	—
Net receivables/payables	$54,620	$51,751	$1,857	$2,910

(1)         The trading derivatives fair values are presented in Note 14 to the Consolidated Financial Statements.

(2)         Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)        The credit derivatives trading assets are composed of $34,565 million related to protection purchased and $19,710 million related to protection sold as of December 31, 2012. The credit derivatives trading liabilities are composed of $20,470 million related to protection purchased and $31,830 million related to protection sold as of December 31, 2012.

(4)         For the trading assets/liabilities, this is the net amount of the $61,152 million and $46,833 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $55,555 million was used to offset derivative liabilities and, of the gross cash collateral received, $38,910 million was used to offset derivative assets.

(5)         For the other assets/liabilities, this is the net amount of the $214 million and $5,318 million of the gross cash collateral paid and received, respectively. Of the gross cash collateral received, $4,660 million was used to offset derivative assets.

(6)         Represents the netting of derivative receivable and payable balances for the same counterparty under enforceable netting agreements.

(7)         Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements.

	Derivatives classified in trading account assets/liabilities (1)(2)		Derivatives classified in other assets/liabilities (2)
In millions of dollars at December 31, 2011	Assets	Liabilities	Assets	Liabilities
Derivative instruments designated as ASC 815 (SFAS 133) hedges
Interest rate contracts	$8,274	$3,306	$3,968	$1,518
Foreign exchange contracts	3,706	1,451	1,201	863
Total derivative instruments designated as ASC 815 (SFAS 133) hedges	$11,980	$4,757	$5,169	$2,381
Other derivative instruments
Interest rate contracts	$749,213	$736,785	$212	$96
Foreign exchange contracts	90,611	95,912	325	959
Equity contracts	20,235	33,139	—	—
Commodity and other contracts	13,763	14,631	—	—
Credit derivatives (3)	90,424	84,726	430	126
Total other derivative instruments	$964,246	$965,193	$967	$1,181
Total derivatives	$976,226	$969,950	$6,136	$3,562
Cash collateral paid/received (4)(5)	6,634	7,870	307	180
Less: Netting agreements and market value adjustments (6)	(875,592)	(870,366)	—	—
Less: Net cash collateral received/paid (7)	(44,941)	(51,181)	(3,462)	—
Net receivables/payables	$62,327	$56,273	$2,981	$3,742

(1)         The trading derivatives fair values are presented in Note 14 to the Consolidated Financial Statements.

(2)         Derivative mark-to-market receivables/payables related to management hedges are recorded in either Other assets/Other liabilities or Trading account assets/Trading account liabilities.

(3)         The credit derivatives trading assets are composed of $79,089 million related to protection purchased and $11,335 million related to protection sold as of December 31, 2011. The credit derivatives trading liabilities are composed of $12,235 million related to protection purchased and $72,491 million related to protection sold as of December 31, 2011.

(4)         For the trading assets/liabilities, this is the net amount of the $57,815 million and $52,811 million of gross cash collateral paid and received, respectively. Of the gross cash collateral paid, $51,181 million was used to offset derivative liabilities and, of the gross cash collateral received, $44,941 million was used to offset derivative assets.

(5)         For the other assets/liabilities, this is the net amount of the $307 million and $3,642 million of the gross cash collateral paid and received, respectively. Of the gross cash collateral received, $3,462 million was used to offset derivative assets.

(6)         Represents the netting of derivative receivable and payable balances for the same counterparty under enforceable netting agreements.

(7)         Represents the netting of cash collateral paid and received by counterparty under enforceable credit support agreements.

Schedule of amounts recognized in Principal transactions in the Consolidated Statement of Income related to derivatives not designated in a qualifying hedging

	Year ended December 31,
In millions of dollars	2012	2011	2010
Interest rate contracts	$2,301	$5,136	$3,231
Foreign exchange	2,403	2,309	1,852
Equity contracts	158	3	995
Commodity and other	92	76	126
Credit derivatives	(173)	(290)	1,313
Total Citigroup (1)	$4,781	$7,234	$7,517

(1)	Also see Note 7 to the Consolidated Financial Statements.

Schedule of amounts recognized in Other Revenue in the Consolidated Statement of Income related to derivatives not designated in a qualifying hedging relationship and underlying non-derivative instruments

	Gains (losses) included in Other revenue Year ended December 31,
In millions of dollars	2012	2011	2010
Interest rate contracts	$(427)	$1,192	$(205)
Foreign exchange contracts	182	224	(2,052)
Credit derivatives	(1,022)	115	(502)
Total Citigroup (1)	$(1,267)	$1,531	$(2,759)

(1)         Non-designated derivatives are derivative instruments not designated in qualifying hedging relationships.

Gains (losses) on fair value hedges

	Gains (losses) on fair value hedges (1) Year ended December 31,
In millions of dollars	2012	2011	2010
Gain (loss) on derivatives in designated and qualifying fair value hedges
Interest rate contracts	$122	$4,423	$948
Foreign exchange contracts	377	(117)	729
Total gain (loss) on derivatives in designated and qualifying fair value hedges	$499	$4,306	$1,677
Gain (loss) on the hedged item in designated and qualifying fair value hedges
Interest rate hedges	$(371)	$(4,296)	$(945)
Foreign exchange hedges	(331)	26	(579)
Total gain (loss) on the hedged item in designated and qualifying fair value hedges	$(702)	$(4,270)	$(1,524)
Hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges
Interest rate hedges	$(249)	$118	$(23)
Foreign exchange hedges	16	1	10
Total hedge ineffectiveness recognized in earnings on designated and qualifying fair value hedges	$(233)	$119	$(13)
Net gain (loss) excluded from assessment of the effectiveness of fair value hedges
Interest rate contracts	$—	$9	$26
Foreign exchange contracts	30	(92)	140
Total net gain (loss) excluded from assessment of the effectiveness of fair value hedges	$30	$(83)	$166

(1)         Amounts are included in Other revenue on the Consolidated Statement of Income. The accrued interest income on fair value hedges is recorded in Net interest revenue and is excluded from this table.

Pretax change in accumulated other comprehensive income (loss) from cash flow hedges

	Year ended December 31,
In millions of dollars	2012	2011	2010
Effective portion of cash flow hedges included in AOCI
Interest rate contracts	$(322)	$(1,827)	$(469)
Foreign exchange contracts	143	81	(570)
Total effective portion of cash flow hedges included in AOCI	$(179)	$(1,746)	$(1,039)
Effective portion of cash flow hedges reclassified from AOCI to earnings
Interest rate contracts	$(837)	$(1,227)	$(1,396)
Foreign exchange contracts	(180)	(257)	(500)
Total effective portion of cash flow hedges reclassified from AOCI to earnings (1)	$(1,017)	$(1,484)	$(1,896)

(1)         Included primarily in Other revenue and Net interest revenue on the Consolidated Income Statement.

Credit derivative portfolio

	Maximum potential	Fair
In millions of dollars as of	amount of	value
December 31, 2012	future payments	payable	(1)(2)
By industry/counterparty
Bank	$863,411	$18,824
Broker-dealer	304,968	9,193
Non-financial	3,241	87
Insurance and other financial institutions	174,874	3,726
Total by industry/counterparty	$1,346,494	$31,830
By instrument
Credit default swaps and options	$1,345,162	$31,624
Total return swaps and other	1,332	206
Total by instrument	$1,346,494	$31,830
By rating
Investment grade	$637,343	$6,290
Non-investment grade	200,529	15,591
Not rated	508,622	9,949
Total by rating	$1,346,494	$31,830
By maturity
Within 1 year	$287,670	$2,388
From 1 to 5 years	965,059	21,542
After 5 years	93,765	7,900
Total by maturity	$1,346,494	$31,830

(1)	In addition, fair value amounts payable under credit derivatives purchased were $20,878 million.
(2)	In addition, fair value amounts receivable under credit derivatives sold were $19,710 million.

	Maximum potential	Fair
In millions of dollars as of	amount of	value
December 31, 2011	future payments	payable	(1)(2)
By industry/counterparty
Bank	$929,608	$45,920
Broker-dealer	321,293	19,026
Non-financial	1,048	98
Insurance and other financial institutions	142,579	7,447
Total by industry/counterparty	$1,394,528	$72,491
By instrument
Credit default swaps and options	$1,393,082	$72,358
Total return swaps and other	1,446	133
Total by instrument	$1,394,528	$72,491
By rating
Investment grade	$611,447	$16,913
Non-investment grade	226,939	28,034
Not rated	556,142	27,544
Total by rating	$1,394,528	$72,491
By maturity
Within 1 year	$266,723	$3,705
From 1 to 5 years	947,211	46,596
After 5 years	180,594	22,190
Total by maturity	$1,394,528	$72,491

(1)	In addition, fair value amounts payable under credit derivatives purchased were $12,361 million.
(2)	In addition, fair value amounts receivable under credit derivatives sold were $11,335 million.